Average Annual Total Returns - SA MFS Massachusetts Investors Trust Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.34%	13.84%	12.59%	14.13%	13.67%	12.42%	14.04%	13.55%	12.30%	18.40%	15.22%	13.88%